Property and Equipment	6 Months Ended
Jun. 30, 2024
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT
9	PROPERTY AND EQUIPMENT

The property and equipment net book value consists of the following:

	(Unaudited)	(Audited)
	June 30, 2024	December 31, 2023
	USD	USD

General installations	1,026,079	1,179,621
Office and computer equipment	225,013	258,185
Furniture & fixtures	324,556	374,932
	1,575,648	1,812,738

Total expense arising from depreciation on property and equipment recognized in the condensed interim consolidated statement of comprehensive loss as part of general and administrative expense for the six-month period ended June 30, 2024 was USD 248,865 (USD 241,107 for the six-month period ended June 30, 2023).